Financial risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Value at risk	$ 126,371	$ 158,836
Cash	46,056	206,832
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables disputed or stale-dated	540,000	334,000
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	46,056	288,673
Cash	$ 46,056	$ 206,832